Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2025
Employee share schemes
Schedule of total cost between each of the relevant schemes

Charge (£m)	2025	2024
Equity-settled
Performance Share Plan	25	29
Share Value Plan	60	72
Sharesave Plan	1	1
Cash-settled
Performance Share Plan	1	1
Share Value Plan	8	14
Total	95	117

Schedule of movements in outstanding awards, share-based payment arrangements

	Performance Share Plan		Share Value Plan		Sharesave Plan[1]
Number of share awards ('000)	Ordinary shares	ADS	Ordinary shares	ADS	Share options
At 1 January 2024	19,041	3,551	38,941	12,855	5,490
Awards granted	11,830	945	18,442	5,329	757
Dividends reinvested	475	54	14	–	n/a
Awards released/exercised	(537)	(573)	(6,495)	(2,080)	(206)
Awards forfeited	(3,130)	(1,060)	(6,032)	(2,199)	(670)
At 31 December 2024	27,679	2,917	44,870	13,905	5,371
Awards granted	10,241	841	17,507	5,414	1,711
Dividends reinvested	491	44	18	–	n/a
Awards released/exercised	(6,529)	(820)	(14,555)	(4,629)	(472)
Awards forfeited	(4,797)	(492)	(4,515)	(1,273)	(363)
At 31 December 2025	27,085	2,490	43,325	13,417	6,247

[1]	Number of share options exercisable as at 31 December 2025 was 510,361 (2024: 156,008).

Schedule of weighted average fair values of awards granted during the period, share-based payment arrangements

Weighted fair value	2025	2024
Performance Share Plan
Ordinary shares	£3.91	£3.46
ADSs	$8.96	$8.62
Share Value Plan
Ordinary shares	£3.74	£3.20
ADSs	$9.72	$8.14
Sharesave Plan[1]
Share options	£1.00	£1.04
[1]	Weighted average exercise prices (£) for options exercised during the year was £2.30 (2024: £2.28).

Schedule of assumptions used in Black-Scholes option pricing model

	2025 Grant	2024 Grant
Weighted average fair value at the measurement date (£)	1.00	1.04
Risk-free interest rate (%)	3.79	4.22
Expected dividend yield (%)	2.28	2.02
Volatility (%)	21.19	20.94
Expected life (years)	3.5	3.50
Sharesave Plan-related options grant price (including 20% discount) (£)	2.94	3.00